Debt Instruments at Amortized Cost	12 Months Ended
Dec. 31, 2025
Debt instruments held [abstract]
Debt Instruments at Amortized Cost
12.
Debt Instruments at Amortized Cost

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Retail Treasury Bonds	340	340
Fixed Rate Treasury Notes, or FXTN	30	55
	370	395
Less: Current portion of debt instrument at amortized cost (Note 27)	20	25
Noncurrent portion of debt instrument at amortized cost (Note 27)	350	370

Retail Treasury Bonds

On March 9, 2021, Smart purchased at par a three-year Retail Treasury Bond Tranche 25 with face value of Php100 million which matured on March 9, 2024. The bond had a gross coupon rate of 2.375% payable on a quarterly basis. Interest income, recognized on this investment amounted to nil, Php475 thousand and Php1.9 million for the years ended
December 31, 2025, 2024 and 2023, respectively.

On December 2, 2021, PLDT and Smart purchased at par a 5.5-year Retail Treasury Bond Tranche 26 with face value of Php300 million maturing on June 2, 2027. The bond has a gross coupon rate of 4.6250% payable on a quarterly basis. Interest income, recognized on this investment amounted to Php11.1 million each for the years ended December 31, 2025, 2024 and 2023. The carrying value of this investment each amounted to Php300 million as at December 31, 2025 and 2024.

On March 4, 2022, PLDT and Smart purchased at par a five-year Retail Treasury Bond Tranche 27 with face value of
Php40 million maturing on March 4, 2027. The bond has a gross coupon rate of 4.8750% payable on a quarterly basis. Interest income, recognized on this investment amounted to Php1.6 million each for the years ended December 31, 2025, 2024 and 2023. The carrying value of this investment each amounted to Php40 million as at December 31, 2025 and 2024.

FXTN

On June 3, 2022, Smart purchased at a discount a three-year FXTN 03-27 with face value of Php25 million which matured on
April 7, 2025. The bond has a gross coupon rate of 4.25% payable on a semi-annual basis. Interest income recognized on this investment amounted to Php425 thousand for the year ended December 31, 2025 and Php850 thousand each for the years ended December 31, 2024 and 2023. The carrying value of this investment amounted to nil and Php25 million as at December 31, 2025 and 2024, respectively.

On June 16, 2022, Smart purchased at a premium a seven-year FXTN 07-67 with face value of Php10 million maturing on May 19, 2029. The bond has a gross coupon rate of 6.5% payable on a semi-annual basis. Interest income recognized on this investment amounted to Php520 thousand each for the years ended December 31, 2025, 2024 and 2023. The carrying value of this investment each amounted to Php10 million as at December 31, 2025 and 2024.

On July 7, 2022, PLDT and Smart purchased at a premium a four-year FXTN 07-62 with face value of Php20 million subsequently matured on February 14, 2026. The bond has a gross coupon rate of 6.25% payable on a semi-annual basis. Interest income recognized on this investment amounted to Php1.0 million each for the years ended December 31, 2025, 2024 and 2023. The carrying value of this investment each amounted to Php20 million as at December 31, 2025 and 2024.

ASENSO Bonds

On February 16, 2026, PLDT and Smart subsequently purchased at par a 1.5-year Landbank ASENSO Bonds Series B with face value of Php50 million each maturing on August 16, 2027. The bond has a gross coupon rate of 5.1714% payable on a quarterly basis.